Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Net income	$ 847	$ 715	$ 691	$ 471	$ 1,115	$ 1,196	$ 3,733	$ 6,566	$ 2,724	$ 12,610	$ 1,784
Other comprehensive income (loss), net of tax:
Change in actuarial loss and prior service costs associated with defined benefit pension plans and post-retirement benefit plans									(24)	(8)	43
Other comprehensive income (loss)									(24)	(8)	43
Comprehensive income									2,700	12,602	1,827
Comprehensive income attributable to noncontrolling interest									0	351	92
Comprehensive income attributable to Broadcom Inc. stockholders									$ 2,700	$ 12,251	$ 1,735